4. Summary of significant accounting practices (Details 1) - IFRS 16 Leases [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Summary of Significant Accounting Practices [Line Items]
Assets	R$ 2,934,256
Liabilities	5,370,868
Equity	(2,436,334)	[1]
Operating Leases [Member]
Summary of Significant Accounting Practices [Line Items]
Assets		[2]
Liabilities	(219,728)	[2]
Equity	219,728	[1],[2]
Right Of Use - Aircraft Agreements [Member]
Summary of Significant Accounting Practices [Line Items]
Assets	2,892,836
Liabilities	5,540,621
Equity	(2,647,785)	[1]
Right Of Use - Non Aircraft Agreements [Member]
Summary of Significant Accounting Practices [Line Items]
Assets	41,420
Liabilities	49,975
Equity	(8,555)	[1]
Deferred Tax - Smiles [Member]
Summary of Significant Accounting Practices [Line Items]
Assets		[3]
Liabilities		[3]
Equity	R$ 278	[1],[3]

[1]	Diference between assets and liabilities due to the adoption of the Standard through the simplified retrospective method and USD>BRL translation rate for aircraft and engine agreements (asset by historical exchange rate change and liability by the exchange rate change on the adoption date).
[2]	Refers to operating lease installments renegotiated during 2016.
[3]	Deferred income tax effects arising from the initial adoption of IFRS 16 recorded in the Smiles subsidiary.